BORROWINGS	12 Months Ended
Dec. 31, 2022
Disclosure Of Borrowings Abstract
BORROWINGS

11 BORROWINGS

	2021	2022
	S$	S$

Current
Bank loan	35,691	34,779
Related party loan	-	300,000
Third party loan	350,000	-
Total – current	385,691	334,779

Non-current
Bank loan	539,119	468,827

Total	924,810	803,606

Note:

Bank loan:	Principal amount of RM2,000,000 (equivalent to S$660,000) withdrawn from a financial institution, which is charged an effective interest rate of 4.4% per annum and repayable over 180 months in equal monthly instalments of RM15,454.

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2021	2022
	S$	S$

6 months or less	17,752	17,286
6 – 12 months	17,939	17,493
1 – 5 years	159,288	155,600
Over 5 years	379,831	313,227
Total	574,810	503,606

The loan is secured over building and freehold land (Note 7) and personal guarantees by a director.

Third party loan:	Principal amount of S$350,000 borrowed from an independent individual, which is charged a fixed interest rate of 3.0% per annum and is repaid in a single lump sum upon the expiry of 12 months from the date of disbursement of the loan. Subject to mutual consent, the loan can be extended for another 6 months, or such other extension period agreed to in writing. The loan is unsecured.
Related party loan:	Principal amount of S$300,000 borrowed from a related party, which is charged a fixed interest rate of 5.0% per annum and is repaid in a single lump sum upon the expiry of 3 months from the date of disbursement of the loan. Subject to mutual consent, the loan can be extended, or such other extension period agreed to in writing. The loan is unsecured.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022